Bridge Notes (Details Narrative) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
	Sep. 29, 2023	Aug. 31, 2023	Dec. 31, 2022	Dec. 15, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 27, 2023
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 110,691
Debt Instrument, Periodic Payment, Principal					$ 102,691	102,691
Long-Term Debt, Gross			$ 66,691		102,691	102,691	$ 66,691
2023 Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 5,000						$ 2,000
Other Borrowings		3,000
Aggregate principal minimum amount	$ 1,000	$ 1,000
Proceeds from Issuance of Debt	7,643
Debt Securities, Available-for-Sale, Amortized Cost, Current	$ 357
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Proceeds from Debt, Net of Issuance Costs						8,000
Prepayment Fees on Advances, Net		$ 8,000				$ 8,000
Principal amount prepay due		100.00%				100.00%
Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 8,000	$ 7,887
Debt Instrument, Maturity Date		Apr. 30, 2024				Apr. 30, 2024
Debt Instrument, Interest Rate, Stated Percentage					14.20%	14.20%
Debt Instrument, Unamortized Discount, Current						$ 113
Debt Instrument, Periodic Payment, Principal					$ 8,000	$ 8,000
Debt Instrument, Unamortized Premium					28
Long-Term Debt, Gross					$ 7,972
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 34,805	$ 36,000			34,805
Proceeds from Issuance of Debt				$ 34,728
Debt Instrument, Interest Rate, Effective Percentage				10.00%
Debt Instrument, Maturity Date			Dec. 31, 2026		Dec. 31, 2026
Debt Instrument, Interest Rate, Stated Percentage					12.00%	12.00%
Debt Instrument, Periodic Payment, Principal							36,000
Debt Issuance Costs, Net			$ 100	$ 1,272			100
Debt Instrument, Unamortized Premium			1,195				1,195
Long-Term Debt, Gross					$ 36,000	$ 36,000